AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
AIG INCOME ADVANTAGE VULsm
VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
SUPPLEMENT DATED FEBRUARY 1, 2008
TO PROSPECTUS DATED OCTOBER 3, 2007

PLEASE NOTE THIS CHANGE TO THE ADDRESS FOR EXPRESS
 DELIVERIES OF PREMIUM PAYMENTS FOR YOUR VARIABLE
 UNIVERSAL LIFE INSURANCE POLICY

          American General Life Insurance Company is amending the AIG Income Advantage VUL variable universal life insurance Policy prospectus for the sole purpose of updating the mailing address for express deliveries of premium payments.

          The new mailing address for express deliveries of premium payments is:

Payment Processing Center
8430 W Bryn Mawr Ave
3rd Floor Lockbox 0842
Chicago, IL 60631

          While this address change is effective immediately, express deliveries sent to the former express delivery address will be accepted until June 1, 2008. After June 1, 2008, any express deliveries sent to the former express delivery address will be returned to sender.

          If you have any questions, please call us at 1-800-340-2765.